SUPPLEMENT DATED DECEMBER 31, 2014

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS A, B, C, I, R and ADVISOR SHARES DATED AUGUST 1, 2014

AND TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS P SHARES DATED AUGUST 1, 2014

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated August 1, 2014, as supplemented, and the Pacific Life Funds Class P Shares prospectus dated August 1, 2014, as supplemented (each a “Prospectus”), and must be preceded or accompanied by the respective Prospectus. Remember to review the respective Prospectus for other important information. Capitalized terms not defined herein are as defined in the respective Prospectus.

Disclosure Changes to the Other Fund Information section

Effective December 31, 2014, the first sentence in the Fund Organization subsection will be deleted and replaced with the following:

Pacific Life Funds, which is organized as a Delaware statutory trust, is referred to as “Pacific Funds” or the “Trust.”

Form No.	PLFSUP1214

SUPPLEMENT DATED DECEMBER 31, 2014

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS P SHARES DATED AUGUST 1, 2014

This supplement revises the Pacific Life Funds Class P Shares prospectus dated August 1, 2014, as supplemented, and specifically the supplement dated December 2, 2014 (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement apply to the PL Inflation Managed Fund (the “Fund”) only and are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

All references to “December 31, 2014” for the Fund in the supplement dated December 2, 2014 are changed to “on or about January 15, 2015.”

SUPPLEMENT DATED DECEMBER 31, 2014

TO THE PACIFIC LIFE FUNDS

STATEMENT OF ADDITIONAL INFORMATION

Dated December 31, 2014 for Class P Shares of the Pacific FundsSM High Income and PF International Small-Cap Fund and Dated August 1, 2014 for all other Funds

This supplement revises the Pacific Life Funds Statement of Additional Information dated December 31, 2014 for the Pacific Funds High Income and PF International Small-Cap Fund and dated August 1, 2014 for all other Funds (the “SAI”), and must be preceded or accompanied by the SAI. This supplement supersedes the previous supplements dated October 3, 2014, November 26, 2014 and December 2, 2014 to the Pacific Life Funds Statement of Additional Information dated August 1, 2014. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

The changes below were already in effect as of December 2, 2014, unless otherwise noted.

ADDITIONAL INVESTMENT STRATEGIES OF THE FUNDS

Effective on or about January 15, 2015, the PL Inflation Managed Fund section will be deleted and replaced with the following:

The Fund may invest up to 10% of its assets in debt securities rated lower than Baa (although it may not invest in securities rated lower than B) by Moody’s or equivalently rated by S&P or Fitch, Inc. (“Fitch”), or if unrated, are of comparable quality as determined by the sub-adviser. The Fund, except as provided above, may invest only in securities rated Baa or better by Moody’s or equivalently rated by S&P or Fitch, or if unrated, are of comparable quality as determined by the sub-adviser. The dollar-weighted average quality of all debt securities held by the Fund will be A or higher. In the event that a security owned by the Fund is downgraded to below a B rating, the Fund may nonetheless retain the security. For more information on such securities, see the “High Yield Bonds” section, as well as Appendix A for more information on debt ratings.

Pacific Investment Management Company LLC (“PIMCO”) managed portion: In addition to the principal investment strategies described in the Prospectus, this portion of the Fund may invest non-principally in: bank obligations; firm commitment agreements; when-issued securities; and repurchase and reverse repurchase agreements. This portion of the Fund may invest up to 5% of its net assets in event-linked bonds, and invest up to 5% of its assets in municipal securities. This portion of the Fund may engage in short sales and short sales against the box as part of its overall portfolio management strategies to offset a potential decline in the value of a security. In addition, this portion of the Fund may invest up to 10% of its assets in preferred stock.

Western Asset Management Company (“Western Asset”) managed portion: In addition to the principal investment strategies described in the Prospectus, this portion of the Fund may invest non-principally in: structured notes; variable and floating rate debt securities; bank obligations; firm commitment agreements; when-issued securities; government futures; and money market futures (such as Eurodollar futures). This portion of the Fund may invest up to 10% of its assets in foreign debt (including emerging markets debt), 5% of which may be unhedged. This portion of the Fund may also engage in short sales and short sales against the box. This portion of the Fund may purchase and sell spread transactions with securities dealers; purchase and sell interest rate futures contracts and options thereon; and enter into currency exchange rate swap agreements and purchase and write credit default swaps (on individual securities and/or a basket of securities), and purchase and sell options thereon. This portion of the Fund may trade futures contracts and options on futures contracts not only on U.S. domestic markets, but also on exchanges located outside of the U.S. This portion of the Fund may also engage in options on foreign currency futures in anticipation of or to protect itself against fluctuations in currency exchange rates with respect to investments in securities of foreign issuers.

DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENTS

In the Reverse Repurchase Agreements and Other Borrowings section, the first sentence of the second paragraph is deleted and replaced with the following:

A Fund may use the proceeds of a reverse repurchase agreement to purchase other securities.

ORGANIZATION AND MANAGEMENT OF THE TRUST

Effective on or about January 15, 2015, in the Investment Advisory Fee Schedules table, footnote 8 will be added to the PL Inflation Managed Fund as follows:

[8]

PLFA has agreed to waive 0.02% of its investment advisory fee through July 31, 2016 as long as Western Asset Management Company remains a sub-adviser of the Fund. There is no guarantee that PLFA will continue such waiver after that date.

INFORMATION ABOUT THE MANAGERS

Effective October 1, 2014, in the Sub-Advisory Fee Schedules table, information regarding T. Rowe Price and the PL Short Duration Bond Fund is deleted and replaced with the following:

T. Rowe Price	PL Short Duration Bond Fund[1]	Fund under $100 million: 0.225% on first $50 million 0.175% on next $50 million

Fund at or above $100 million, but less than $250 million: 0.150% on all assets

Fund at or above $250 million, but less than $500 million: 0.125% on all assets

Fund at or above $500 million, but less than $1 billion: 0.125% on the first $500 million 0.100% on the next $500 million

Fund at or above $1 billion: 0.100% on all assets

Effective on or about January 15, 2015, in the Sub-Advisory Fee Schedules table, the following information will be added:

Western Asset	PL Inflation Managed Fund[4,5]	0.125% on first $100 million 0.075% on next $100 million 0.050% on next $800 million 0.040% on next $1 billion 0.030% on excess

[5]

When determining the breakpoint rates, the combined average daily net assets of the portion of the Fund managed by a sub-adviser are aggregated with the portion of the applicable fund in Pacific Select Fund managed by that same sub-adviser.

In addition, effective on or about January 15, 2015, footnote 1 to the Sub-Advisory Fee Schedules table will be deleted with respect to the PL Managed Bond Fund and the PL Inflation Managed Fund for PIMCO, and will be replaced with the above footnote 5. Footnote 5 will also be added to the PL Managed Bond Fund for Western Asset.

In the Compensation Structures and Methods section, the last paragraph of the Western Asset subsection is deleted and replaced with the following:

For the PL Managed Bond Fund, the benchmark for compensation purposes is the Barclays Capital U.S. Aggregate Bond Index and the peer group is the Lipper Intermediate Investment Grade Debt Funds.

In addition, effective on or about January 15, 2015, the following will be added at the end of the last paragraph of the Western Asset subsection:

For the PL Inflation Managed Fund, the benchmark for compensation purposes is the Barclays US TIPS Index and the peer group is the Lipper Treasury Inflation Protected Securities.

In the Other Accounts Managed section, the information below regarding Shri Singhvi is added to AllianceBernstein. Effective on or about January 15, 2015, under Western Asset, information regarding Paul E. Wynn will be added and information regarding S. Kenneth Leech will be deleted and replaced as follows:

Manager, Portfolio Manager(s)	Total Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
AllianceBernstein
Shri Singhvi[1]
Registered Investment Companies	24	$4,610,018,460	None		N/A
Other Pooled Investment Vehicles	35	$391,309,489	None		N/A
Other Accounts	36	$1,345,646,225	None		N/A
Western Asset
S. Kenneth Leech[1]
Registered Investment Companies	109	$208,811,159,657	None		N/A
Other Pooled Investment Vehicles	243	$88,539,740,565	9		$2,108,855,011
Other Accounts	673	$173,906,315,670	56		$17,790,877,660
Paul E. Wynn[1]
Registered Investment Companies	5	$3,005,541,605	None		N/A
Other Pooled Investment Vehicles	6	$812,346,073	None	$	N/A
Other Accounts	24	$5,294,872,358	3		$182,401,403

1 Other Accounts Managed information as of September 30, 2014.

In the Material Conflicts of Interest section, the last paragraph of the Western Asset subsection is deleted and replaced with the following:

Western Asset may also face other potential conflicts of interest with respect to managing client assets, and the description above is not a complete description of every conflict of interest that could be deemed to exist. The Firm also maintains a compliance monitoring program and engages independent auditors to conduct a SOC1/ISAE 3402 audit on an annual basis. These steps help to ensure that potential conflicts of interest have been addressed.

DISTRIBUTION OF TRUST SHARES

The following is added as the last paragraph of the Purchases, Redemptions and Exchanges section:

If you are investing indirectly in the Funds through an Intermediary such as a broker-dealer, a bank (including a bank trust department), an investment adviser, an administrator, or a sponsor of a fee-based program that maintains a master account (an omnibus account) with the Funds for trading on behalf of its customers, different guidelines, conditions, and restrictions may apply than if you held your shares of the Funds directly. These differences may include, but are not limited to: (i) different eligibility standards to purchase and sell shares; (ii) different standards to effect transactions by telephone; (iii) inability to offer certain privileges, such as a Letter of Intent, preauthorized investment programs, systematic withdrawal plan, etc.; or (iv) inability to link accounts held through different Intermediaries for rights of accumulation. The Intermediary through which you are investing may also charge transaction or other fees, including service fees, for maintaining your account. Consult with your Intermediary to determine what fees, guidelines, conditions, limitations and/or restrictions, including any of the foregoing, are applicable to you.

The changes below will be effective as of December 31, 2014.

Effective December 31, 2014, pursuant to approval by the board of trustees of Pacific Life Funds (the “Trust”), the names of the Trust and each series of the Trust (each a “Fund” and together, the “Funds”) will be changed. No investment goals or investment strategies of any Fund will change as a result of these name changes.

Accordingly, effective December 31, 2014, all references to “Pacific Life Funds” will be changed to “Pacific FundsSM”. In addition, all references to the current names of each Fund will be changed as follows:

Current Fund Name	New Fund Name
PL Portfolio Optimization Conservative Fund	Pacific FundsSM Portfolio Optimization Conservative
PL Portfolio Optimization Moderate-Conservative Fund	Pacific FundsSM Portfolio Optimization Moderate-Conservative
PL Portfolio Optimization Moderate Fund	Pacific FundsSM Portfolio Optimization Moderate
PL Portfolio Optimization Moderate-Aggressive Fund	Pacific FundsSM Portfolio Optimization Growth
PL Portfolio Optimization Aggressive Fund	Pacific FundsSM Portfolio Optimization Aggressive-Growth
PL Short Duration Income Fund	Pacific FundsSM Short Duration Income
PL Income Fund	Pacific FundsSM Core Income
PL Strategic Income Fund	Pacific FundsSM Strategic Income
PL Floating Rate Income Fund	Pacific FundsSM Floating Rate Income
PL Limited Duration High Income Fund	Pacific FundsSM Limited Duration High Income
PL High Income Fund	Pacific FundsSM High Income
PL Diversified Alternatives Fund	Pacific FundsSM Diversified Alternatives

Current Underlying Fund Name	New Underlying Fund Name
PL Floating Rate Income Fund	Pacific FundsSM Floating Rate Income
PL Floating Rate Loan Fund	PF Floating Rate Loan Fund
PL Inflation Managed Fund	PF Inflation Managed Fund
PL Managed Bond Fund	PF Managed Bond Fund
PL Short Duration Bond Fund	PF Short Duration Bond Fund
PL Emerging Markets Debt Fund	PF Emerging Markets Debt Fund
PL Comstock Fund	PF Comstock Fund
PL Growth Fund	PF Growth Fund
PL Large-Cap Growth Fund	PF Large-Cap Growth Fund
PL Large-Cap Value Fund	PF Large-Cap Value Fund
PL Main Street® Core Fund	PF Main Street® Core Fund
PL Mid-Cap Equity Fund	PF Mid-Cap Equity Fund
PL Mid-Cap Growth Fund	PF Mid-Cap Growth Fund
PL Small-Cap Growth Fund	PF Small-Cap Growth Fund
PL Small-Cap Value Fund	PF Small-Cap Value Fund
PL Real Estate Fund	PF Real Estate Fund
PL Emerging Markets Fund	PF Emerging Markets Fund
PL International Large-Cap Fund	PF International Large-Cap Fund
PL International Value Fund	PF International Value Fund
PL Currency Strategies Fund	PF Currency Strategies Fund
PL Global Absolute Return Fund	PF Global Absolute Return Fund
PL Precious Metals Fund	PF Precious Metals Fund

Immediately following these names changes, in the Organization and Management of the Trust section, the following will be added at the end of the first paragraph:

The full legal name of the Trust is “Pacific Life Funds” although it may be referred to as “Pacific Funds” or the Trust”.

The changes below were already in effect as of October 3, 2014.

INFORMATION ABOUT THE MANAGERS

In the Other Accounts Managed section, information in the table regarding William H. Gross and PIMCO is deleted and replaced with the following:

Manager, Portfolio Manager(s)	Total Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
PIMCO
Scott A. Mather[2]
Registered Investment Companies	38	$318,322,543,326	None	N/A
Other Pooled Investment Vehicles	50	$41,649,343,664	3	$1,096,670,604
Other Accounts	83	$34,257,782,750	13	$6,249,974,355
Mark R. Kiesel[2]
Registered Investment Companies	35	$328,625,011,027	None	N/A
Other Pooled Investment Vehicles	51	$65,710,812,866	8	$6,168,720,201
Other Accounts	141	$72,777,779,704	14	$4,739,968,901
Mihir P. Worah[2]
Registered Investment Companies	55	$339,690,360,306	None	N/A
Other Pooled Investment Vehicles	35	$30,594,203,595	1	$160,995,346
Other Accounts	55	$31,888,569,840	7	$1,517,910,079

2 Other Accounts Managed information as of September 26, 2014.